Shareholder's Equity and Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholder's Equity and Dividend Restrictions
Shareholders' Equity and Earnings per Common Share

Common Shares

Prior to April 11, 2013, the Company had custody of 100,207 shares of outstanding common stock, net of 79,120 shares held in Treasury. Refer to "Note 1. Business, Basis of Presentation and Significant Accounting Policies" to these Consolidated Financial Statements for more information about the IPO.

The following transactions related to the Company's IPO took place on or after April 11, 2013 and before December 31, 2013:

•
the Company filed an amended and restated Certificate of Incorporation, under which the Company is authorized to issue up to 1,000,000,000 shares, of which 900,000,000 shares, par value $0.01 per share are designated as common stock and 100,000,000 shares, par value $0.01 per share are designated as preferred stock;

•
the filing of the amended and restated Certificate of Incorporation effected a 2,295.248835 -for-1 stock split of the Company's then outstanding common stock, resulting in 230,079,120 shares of common stock issued as of April 11, 2013;

•	the Company's common shares began trading under the ticker symbol VOYA on the New York Stock Exchange;

•	ING U.S., Inc. issued 30,769,230 shares of the Company's common stock to the public in the IPO;

•	ING Group sold 44,201,773 shares of the Company's common stock to the public in the IPO;

•	ING Group sold 37,950,000 shares of the Company's common stock in the Secondary Offering;

•	the Company issued shares of common stock in respect of vested deal incentive awards held by certain employees of the Company.

The following table summarizes the rollforward of common shares used in calculating the weighted average shares utilized in the basic earnings per common share calculation for the periods indicated:

	Years Ended December 31,
(shares in millions)	2013	2012 (1)	2011 (1)
Common stock - issued:
Balance, beginning of period	230.1	230.1	230.1
Shares issued	30.8	—	—
Issuance of shares for share-based incentive compensation	0.9	—	—
Balance, end of period	261.8	230.1	230.1
Treasury stock:
Balance, beginning of period	0.1	0.1	0.1
Balance, end of period	0.1	0.1	0.1
Common shares outstanding, end of period	261.7	230.0	230.0
(1) Share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.

Warrants

On May 7, 2013, the Company issued to ING Group warrants to purchase up to 26,050,846 shares of the Company's common stock, a number of shares equal in the aggregate to 9.99% of the outstanding shares of common stock at that date. The warrants have an exercise price of $48.75 per share of common stock, are exercisable from May 7, 2014 to May 7, 2023 and are subject to certain exercise restrictions. The warrants are net share settled and are classified as permanent equity. They were recorded at their fair value determined on the issuance date of May 7, 2013 in the amount of $94.0 as an addition and reduction to Additional-paid-in-capital. Warrant holders are not entitled to receive dividends. ING Group and its subsidiaries may not exercise the warrants until January 1, 2017.

Earnings Per Share

The following table summarizes the reconciliation of net income (loss) and shares used in calculating basic and diluted net income (loss) per common share for the periods indicated:

($ and shares in millions)	Years Ended December 31,
Earnings	2013	2012 (1)	2011 (1)
Net income (loss) available to common shareholders
Net income (loss)	$790.6	$611.2	$102.8
Less: Net income (loss) attributable to noncontrolling interest	190.1	138.2	190.9
Net income (loss) available to common shareholders	$600.5	$473.0	$(88.1)

Weighted-average common shares outstanding
Basic	250.6	230.0	230.0
Dilutive Effects:
RSUs	0.6	—	—
RSUs - Deal incentive awards	0.4	—	—
PSU awards	0.2	—	—
Diluted	251.8	230.0	230.0

Net income (loss) per common share
Basic	$2.40	$2.06	$(0.38)
Diluted	2.38	2.06	(0.38)
(1) Per-share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.

Dividends to Common Shareholders

The declaration and payment of dividends is subject to the discretion of the Board of Directors, and depends on ING U.S., Inc.’s financial condition, results of operations, cash requirements, future prospects, regulatory restrictions on the payment of dividends by ING U.S., Inc.’s other insurance subsidiaries and other factors deemed relevant by the Board. The payment of dividends is also subject to restrictions under the described terms of Note 16. Financing Agreements-Junior Subordinated Debt to these Consolidated Financial Statements in the event we should choose to defer interest payments on those debentures.

The table below summarizes dividend declarations, record and payment dates, as well as per share dividend amounts, for the common shares:

($ in millions except per share data)
Declaration Date	Record Date	Payment Date	Dividend Per Share
July 25, 2013	August 30, 2013	October 1, 2013	$0.01
October 31, 2013	November 29, 2013	December 30, 2013	$0.01
February 6, 2014	February 28, 2014	March 31, 2014	$0.01